Expense Example - Invesco VI Global Real Estate Fund	Series I 1 Year	Series I 3 Years	Series I 5 Years	Series I 10 Years	Series II 1 Year	Series II 3 Years	Series II 5 Years	Series II 10 Years
USD ($)	106	331	574	1,271	131	409	708	1,556